Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Value added tax ("VAT") payable	8,308,980	14,854,047
Advances from customers	3,681,020	3,575,745
Other payables	1,224,211	2,768,878
Other tax payables	663,120	1,905,704
Obligation under capital lease, current portion	—	934,946

Total	13,877,331	24,039,320